Note 3 - Advances for Vessels Under Construction and Vessel Acquisition Deposits - Summary of Advances for Vessels Under Construction (Details)	6 Months Ended
Jun. 30, 2017 USD ($)
Balance	$ 17,753,737
Advances for vessels under construction	3,016,069
Advances for vessel acquisitions	3,810,765
New building vessel delivered during the period	(17,788,540)
Vessels delivered during the period	(4,473,448)
Balance	$ 2,318,583